Vanguard Real Estate Index Fund Performance Management - Admiral Prospectus [Member] - Vanguard Real Estate Index Fund	Jan. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Returns
Performance Narrative [Text Block]	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund.Effective July 24, 2018, the Fund began tracking the MSCI US Investable Market Real Estate 25/50 Index as its target index. The inception date for the MSCI US Investable Market Real Estate 25/50 Index was September 1, 2016. Index returns are not provided prior to that date. The Real Estate Spliced Index reflects the performance of the MSCI US REIT Index through February 1, 2018; the MSCI US Investable Market Real Estate 25/50 Transition Index through July 24, 2018; and the MSCI US Investable Market Real Estate 25/50 Index thereafter. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund’s target index and other comparative indexes, which have investment characteristics similar to those of the Fund.
Bar Chart [Heading]	Annual Total Returns — Vanguard Real Estate Index Fund Admiral Shares1
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Availability Website Address [Text]	vanguard.com/performance
Admiral Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.66%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	18.13%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(24.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020